Subsequent Events (Details) - CIK 0001853314 Gesher I Acquisition Corp	1 Months Ended
Nov. 23, 2022 USD ($) $ / shares
Sponsor amount | $	$ 156,000
Price per warrant | $ / shares	$ 1.00